Warrants - Schedule of Warrants (Details) - $ / shares		9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Schedule of Warrants [Abstract]
Number of Warrant, Grant		5,145,943
Weighted Average Exercise Price, Grant		$ 0.25
Weighted Average Remaining Life (Years), Grant		3 years 6 months 7 days
Number of Warrant, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Life (Years), Exercised
Number of Warrant, Cancelled
Weighted Average Exercise Price, Cancelled
Weighted Average Remaining Life (Years), Cancelled
Number of Warrant, Outstanding		5,145,943
Weighted Average Exercise Price, Outstanding		$ 0.25
Weighted Average Remaining Life (Years), Outstanding		3 years 1 month 6 days
Number of Warrant, Exercisable		5,145,943
Weighted Average Exercise Price, Exercisable		$ 0.25
Weighted Average Remaining Life (Years), Exercisable		3 years 1 month 6 days